Short-Term Bank Loans (Details) ¥ in Millions				12 Months Ended
	Dec. 26, 2023 USD ($)	Dec. 22, 2023 USD ($)	Nov. 15, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 22, 2023 CNY (¥)	Dec. 19, 2023 USD ($)	Dec. 19, 2023 CNY (¥)	Nov. 15, 2023 CNY (¥)	Sep. 07, 2023 USD ($)	Sep. 07, 2023 CNY (¥)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)
Short-Term Bank Loans (Details) [Line Items]
Working capital									$ 423,741	¥ 3.0				$ 434,959
Interest Expense, Debt				$ 32,444	$ 37,277	$ 98,033
Huaxia Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Working capital		$ 423,741						¥ 3.0							¥ 3.0
Fixed interest rate		5.00%						5.00%						3.95%	3.95%
Bank of China [Member]
Short-Term Bank Loans (Details) [Line Items]
Working capital												$ 1,412,469	¥ 10.0
Fixed interest rate												3.55%	3.55%
Tianshan Rural Commercial Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Working capital			$ 423,741								¥ 3.0
Fixed interest rate			5.50%								5.50%
Xinjiang Urumqi Rural Commercial Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Working capital	$ 423,741						¥ 3.0
Fixed interest rate	5.50%						5.50%
Huaxia Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Maturity date		Dec. 20, 2024
Tianshan Rural Commercial Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Maturity date			Nov. 14, 2024
Xinjiang Urumqi Rural Commercial Bank [Member]
Short-Term Bank Loans (Details) [Line Items]
Maturity date	Dec. 25, 2024